                [LETTERHEAD OF ERNST & YOUNG LLP APPEARS HERE]


                        Report of Independent Auditors

To the Board of Directors
Capitol Life Insurance Company
  and Contract Owners
Capitol Life Separate Account M


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Capitol Life Separate Account M (comprised of Series HI, BV, CF, RA and SV) as of December 31, 1996, and the related statement of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the respective mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Capitol Life Separate Account M (comprised of the above referenced Series) at December 31, 1996, the results of their operations and changes in their net assets for the year then ended, in conformity with generally accepted accounting principles.



                                                /s/ Ernst & Young LLP
                                                ---------------------
                                                    Ernst & Young LLP


Los Angeles, California
April 24, 1997

CAPITOL LIFE SEPARATE ACCOUNT  M

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31,  1996


                                                                           Series HI   Series BV   Series CF   Series RA  Series SV
                                                                          -----------  ----------  ----------  ---------  ---------
ASSETS

Investments

  Merrill Lynch Corporate Bond Fund, Inc. - High Income Portfolio
     (2,157,134 shares at net asset value of $8.01 per share;
     cost $16,219,638)                                                    $17,278,643

  Merrill Lynch Basic Value Fund, Inc.  (57,388 shares at net asset
     value of $31.00 per share; cost $1,352,030)                                       $1,779,017

  Merrill Lynch Capital Fund, Inc.  (54,528 shares at net asset value
     of $31.05 per share; cost $1,410,306)                                                         $1,693,085

  Merrill Lynch Ready Assets Trust  (659,145 shares at net asset value
     of $1.00 per share; cost $659,145)                                                                        $ 659,145

  Merrill Lynch Special Value Fund, Inc.  (581 shares at net asset
     value of $17.83 per share; cost $9,898)                                                                              $  10,362

  Other assets                                                                                                       374      2,399
                                                                          -----------  ----------  ----------  ---------  ---------
      TOTAL ASSETS                                                         17,278,643   1,779,017   1,693,085    659,519     12,761


CAPITOL LIFE SEPARATE ACCOUNT  M



                                                                      Series HI   Series BV   Series CF   Series RA  Series SV
                                                                     -----------  ----------  ----------  ---------  ---------
LIABILITIES

  Payable to the Capitol Life Insurance Company for mortality and
     expense risk                                                    $    15,975  $    4,537  $    1,575  $   2,774  $   1,316

  Payable to the Capitol Life Insurance Company for redemptions           27,252         111       2,456      2,288        169

  Other liabilities                                                        1,213       1,084         318
                                                                     -----------  ----------  ----------  ---------  ---------

     TOTAL LIABILITIES                                                    44,440       5,732       4,349      5,062      1,485

NET ASSETS

  Cost to Investors:
     Series  HI  Non-qualified Accumulation Units                     16,175,198
     Series  BV  Non-qualified Accumulation Units                                  1,346,298
     Series  CF  Non-qualified Accumulation Units                                              1,405,957
     Series  RA  Non-qualified Accumulation Units                                                           654,457
     Series  SV  Non-qualified Accumulation Units                                                                       10,812

  Accumulated Undistributed Income
     Net unrealized appreciation                                       1,059,005     426,987     282,779                   464
                                                                     -----------  ----------  ----------  ---------  ---------

  NET ASSETS APPLICABLE TO OUTSTANDING
     UNITS OF CAPITAL                                                $17,234,203  $1,773,285  $1,688,736  $ 654,457  $  11,276
                                                                     ===========  ==========  ==========  =========  =========

The accompanying notes are an integral part of these financial statements.

CAPITOL LIFE SEPARATE ACCOUNT  M

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31,  1996


                                                                        Series HI   Series BV   Series CF   Series RA  Series SV
                                                                       -----------  ----------  ----------  ---------  ----------

INVESTMENT INCOME

   Dividends                                                           $ 1,575,228  $  131,639  $  161,616  $  28,931  $    1,653

   Other income (expense)                                                     (983)     (5,046)       (138)       456       2,554
                                                                       -----------  ----------  ----------  ---------  ----------

                                                                         1,574,245     126,593     161,478     29,387       4,207

EXPENSES

  Charges for mortality and expense risk                                   168,300      18,737      15,981      6,050         153
                                                                       -----------  ----------  ----------  ---------  ----------

      Net Investment Income                                              1,405,945     107,856     145,497     23,337       4,054

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

   Realized investment gains (losses)                                      (40,377)    192,916      22,776                  2,543

   Unrealized appreciation (depreciation) of investments                   424,724     (22,865)      7,631                 (7,823)
                                                                       -----------  ----------  ----------  ---------  ----------

      Net investment gains (losses)                                        384,347     170,051      30,407                 (5,280)
                                                                       -----------  ----------  ----------  ---------  ----------

         Increase (decrease) in net assets resulting from operations   $ 1,790,292  $  277,907  $  175,904  $  23,337  $   (1,226)
                                                                       ===========  ==========  ==========  =========  ==========

The accompanying notes are an integral part of these financial statements.

CAPITOL LIFE SEPARATE ACCOUNT  M

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31,  1996


                                                                 Series HI     Series BV      Series CF     Series RA    Series SV
                                                                ------------  ------------  -------------  ------------  ----------
Operations

   Net investment income                                        $  1,405,945  $    107,856  $     145,497  $     23,337  $    4,054

   Net realized investment gains (losses)                            (40,377)      192,916         22,776                     2,543

   Net unrealized investment appreciation (depreciation)
     during the year                                                 424,724       (22,865)         7,631                    (7,823)
                                                                ------------  ------------  -------------  ------------  ----------

      Increase (decrease) in net assets resulting from
        operations                                                 1,790,292       277,907        175,904        23,337      (1,226)

 Decrease in net assets resulting from capital unit
    transactions                                                  (1,176,518)     (178,333)       (51,834)      (76,445)    (19,059)

                                                                ------------  ------------  -------------  ------------  ----------
         Total increase (decrease)                                   613,774        99,574        124,070       (53,108)    (20,285)


Net Assets at December 31,  1995                                  16,620,429     1,673,711      1,564,666       707,565      31,561
                                                                ------------  ------------  -------------  ------------  ----------

Net Assets at December 31,  1996                                $ 17,234,203  $  1,773,285  $   1,688,736  $    654,457  $   11,276
                                                                ============  ============  =============  ============  ==========


The accompanying notes are an integral part of these financial statements.

CAPITOL LIFE SEPARATE ACCOUNT  M

INVESTMENTS

DECEMBER 31,  1996

                                                                                                         SCHEDULE I


                                                                             Carrying Value   Unrealized        Cost
               Name of Issue                                      Shares       (Note A)      Appreciation     (Note B)
--------------------------------------------------------------  -----------  --------------  ------------   ------------
Merrill Lynch Corporate Bond Fund, Inc. - High Income
     Portfolio - capital shares                                   2,157,134  $   17,278,643  $  1,059,005   $ 16,219,638

Merrill Lynch Basic Value Fund, Inc. -
     capital shares                                                  57,388  $    1,779,017  $    426,987   $  1,352,030

Merrill Lynch Capital Fund, Inc. -
     capital shares                                                  54,528  $    1,693,085  $    282,779   $  1,410,306

Merrill Lynch Ready Assets Trust -
     capital shares                                                 659,145  $      659,145                 $    659,145

Merrill Lynch Special Value Fund, Inc. -
     capital shares                                                     581  $      10,362   $        464   $      9,898


Note A The carrying value of the investments is the reported net asset value of the investment companies capital shares.

Note B      Cost is determined by using the first-in, first-out cost method.



The accompanying notes are an integral part of these financial statements.

CAPITOL LIFE SEPARATE ACCOUNT M

DECEMBER 31, 1996


NOTE 1 -- BASIS OF PRESENTATION

Capitol Life Separate Account M (Separate Account) was established on September 22, 1978 as a separate account of The Capitol Life Insurance Company (Capitol
Life), the sponsor company, and is qualified under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is designed to provide annuity benefits pursuant to certain variable annuity contracts (the Contracts) issued by Capitol Life.

Capitol Life currently is not issuing any new Contracts funded in the Separate Account, nor is it issuing any Certificates under previously issued group Contracts funded in the Separate Account. This is because on September 25, 1981, the Internal Revenue Service issued Revenue Ruling 81-225, which holds that the owner of a variable annuity contract that is funded by a publicly distributed mutual fund will be treated as the owner of the underlying mutual fund shares for federal income tax purposes, and will not be entitled to tax deferral under such contract. In so far as the shares of the underlying Merrill Lynch funds are publicly distributed, Capitol Life suspended the offer and sale of the Contracts funded in the Separate Account. Contract owners who were issued a Contract prior to September 25, 1981 were not affected by the ruling in that their Contracts continue to have tax - deferral status until the Contract is surrendered or annuitized. These Contract holders can continue to shift (transfer) between the underlying funds, but have not been allowed to put new funds in the Separate Account since September 25, 1981.

In accordance with the terms of the Contracts, all payments allocated to the Separate Account by the contract owners must in turn be invested by the Separate Account in shares of any or all of five mutual funds: Merrill Lynch Corporate Bond Fund, Inc.-High Income Portfolio, Merrill Lynch Capital Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Special Value Fund, Inc., and Merrill Lynch Ready Assets Trust, each of which is a diversified, open-end management investment company registered under the Investment Company Act of 1940. The Separate Account is correspondingly divided into five Series of Accumulation Units, Series HI, Series CF, Series BV, Series SV, and Series RA, relating to investments in the Funds respectively.

CAPITOL LIFE SEPARATE ACCOUNT M

DECEMBER 31, 1996


The Separate Account and each series therein are administered and accounted for as part of the business of Capitol Life, but the investment income and capital gains and losses of each Separate Account series are identified with the assets held for that series in accordance with the terms of the Contracts, without regard to investment income and capital gains and losses arising out of any other business Capitol Life may conduct.

The Separate Account incurs no liability for remuneration to directors, advisory boards, officers or such other persons who may from time to time perform services for the Separate Account.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.


NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

VALUATION OF INVESTMENTS -- Investments are carried at fair value, which is determined by multiplying the investment company's shares owned by the Separate Account by the reported net asset value per share of each respective investment company. Purchases and sales of investments are recorded on the transaction date. Realized investment gains and losses are determined on the first-in, first-out cost basis.

EXPENSES AND CHARGES -- The Separate Account accrues charges incurred for the mortality and expense risk assumed by Capitol Life. The charges are calculated daily by multiplying the value of the assets of the Separate Account by .000027 (1% on an annual basis). Capitol Life has the option of calling for payment of such charges at any time.

The following charges are deducted from a contract holder's account by Capitol Life as a capital transaction by reducing the separate account units held, and such charges are not an expense of the Separate Account. An administration charge (contract charge) of $20 is deducted from each contract and paid to Capitol Life at the end of each contract year prior to the annuity date, and when the entire contract value is withdrawn on any date other than a contract anniversary.

CAPITOL LIFE SEPARATE ACCOUNT M

DECEMBER 31, 1996


NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (continued)

In addition, transaction charges of $10 are incurred for each surrender or annuitization. There is no contingent deferred sales charge applied against contracts that are redeemed. Upon conversion of either accumulation or annuity units from one series to another, a $10 conversion charge is incurred. The amount deducted for contract charges was $6,515 for the year ended December 31, 1996.

INCOME RECOGNITION AND REINVESTMENT -- Income is recognized as declared payable by the investment companies. All distributions received are reinvested in the investment companies.

NOTE 3 -- FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of Capitol Life, which is taxed as a "life insurance company" under the Internal Revenue Code, and as such, Capitol Life is liable for income taxes, if any, which become payable with respect to the Separate Account's operations.


NOTE 4 -- CAPITAL TRANSACTIONS

Additions and deductions to Units of Capital consisting of the effect of capital share transactions and service fees, were as follows:


Year Ended December 31, 1996
----------------------------

                         Additions           Deductions
                         to Capital         From Capital
                         $      Units       $       Units
                      -------- -------  ---------- -------
Series HI               36,503   1,194   1,213,021  42,274
Series BV              175,858   4,365     354,191   8,199
Series CF                                   51,834   1,066
Series RA              205,857  13,597     282,302  18,894
Series SV                                   19,059   1,133


CAPITOL LIFE SEPARATE ACCOUNT M

DECEMBER 31, 1996


NOTE 5 -- UNITS OF CAPITAL

The following are the units outstanding and corresponding unit values as of December 31,1996.


                                                 Units      Unit
Description                                   Outstanding   Value
-----------                                   -----------  -------

Series HI Non-Qualified Accumulation Units        559,213  $ 30.82
Series BV Non-Qualified Accumulation Units         37,842    46.86
Series CF Non-Qualified Accumulation Units         31,626    53.40
Series RA Non-Qualified Accumulation Units         42,581    15.37
Series SV Non-Qualified Accumulation Units            523    21.55